Organization and Business Description (Details) - Schedule of Major Subsidiaries, VIE and VIE’s Subsidiaries	12 Months Ended
Dec. 31, 2022
Jianzhi Education Group Company Limited [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation/ establishment	British Virgin Islands (“BVI”), limited liability company March 20, 2018
Percentage of ownership interest voting rights directly	100.00%
Percentage of ownership interest voting rights indirectly
Issued and fully paid ordinary share capital
Principal activities	Investment holding
Jianzhi Education Technology (HK) Company Limited [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation/ establishment	Hong Kong, limited liability company April 3, 2018
Percentage of ownership interest voting rights directly
Percentage of ownership interest voting rights indirectly	100% owned by Jianzhi Education (BVI)
Issued and fully paid ordinary share capital	HKD1
Principal activities	Investment holding
Jianzhi Inc. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation/ establishment	USA, limited liability company November 2 2022
Percentage of ownership interest voting rights directly
Percentage of ownership interest voting rights indirectly	100% owned by Jianzhi Education (BVI)
Issued and fully paid ordinary share capital	USD1
Principal activities	Investment holding
HongKong Sentu Education Technology Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation/ establishment	Hong Kong, November 14, 2016
Percentage of ownership interest voting rights directly
Percentage of ownership interest voting rights indirectly	100% owned by Jianzhi Education (HK)
Issued and fully paid ordinary share capital	HKD10,000,000
Principal activities	Provision of training service
Jianzhi Century Technology (Beijing) Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation/ establishment	PRC, April 17, 2018
Percentage of ownership interest voting rights directly
Percentage of ownership interest voting rights indirectly	100% owned by Jianzhi Education (HK)
Issued and fully paid ordinary share capital	HKD10,000,000
Principal activities	Provision of technical and management consultancy services
Beijing Sentu Lejiao Information Technology Co., Ltd (“Sentu Lejiao”) [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation/ establishment	PRC, June 13, 2016
Percentage of ownership interest voting rights indirectly	100% owned by Jianzhi Beijing
Issued and fully paid ordinary share capital	RMB10,000,000
Principal activities	Provision of IT related solution service
Sentu Shuzhi Technology (Beijing) Co., Ltd (“Sentu Shuzhi”) [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation/ establishment	PRC, June 2, 2021
Percentage of ownership interest voting rights indirectly	100% owned by Sentu Lejiao
Issued and fully paid ordinary share capital
Principal activities	Provision of IT related solution service
Beijing Sentu Education Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation/ establishment	PRC, May 27, 2011
Percentage of ownership interest voting rights indirectly	Contractual arrangements
Issued and fully paid ordinary share capital	RMB26,100,000
Principal activities	Provision of educational content and IT related solution services
Shanghai Ang’you Internet Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation/ establishment	PRC, January 11, 2016
Percentage of ownership interest voting rights directly
Percentage of ownership interest voting rights indirectly	51.2% owned by Beijing Sentu
Issued and fully paid ordinary share capital	RMB10,500,000
Principal activities	Provision of mobile media services and educational content
Guangzhou Xingzhiqiao Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation/ establishment	PRC, May 6, 2011
Percentage of ownership interest voting rights indirectly	100% owned by Beijing Sentu
Issued and fully paid ordinary share capital	RMB1,000,000
Principal activities	Provision of mobile media services
Sentu Guoxin Education Technology (Beijing) Co., Ltd (“Sentu Guoxin”) [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation/ establishment	PRC, December 5, 2016
Percentage of ownership interest voting rights indirectly	70% owned by Beijing Sentu
Issued and fully paid ordinary share capital	RMB2,000,000
Principal activities	Provision of technology, education consultancy (excluding agent services) services
Guangzhou Lianhe Education Technology Co., Ltd [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation/ establishment	PRC, September 28, 2016
Percentage of ownership interest voting rights directly
Percentage of ownership interest voting rights indirectly	100% owned by Guangzhou Xingzhiqiao
Issued and fully paid ordinary share capital	RMB300,000
Principal activities	Provision of mobile media services and educational content
Wuhan Crossboarder Information Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation/ establishment	PRC, December 2, 2022
Percentage of ownership interest voting rights indirectly	51% owned by Sentu Guoxin
Issued and fully paid ordinary share capital	RMB nil
Principal activities	Provision of technology, education consultancy (excluding agent services) services